Item 1. Schedule of Investments:
--------------------------------
PUTNAM DISCOVERY GROWTH FUND

QUARTERLY PORTFOLIO HOLDINGS

3-31-05



Putnam Discovery Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
March 31, 2005 (Unaudited)

Common stocks (97.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

Aerospace and Defense (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
         26,500  Alliant Techsystems, Inc. (NON)                                                                      $1,893,425
         44,000  Boeing Co. (The)                                                                                      2,572,240
         22,800  L-3 Communications Holdings, Inc.                                                                     1,619,256
        102,300  Lockheed Martin Corp.                                                                                 6,246,437
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      12,331,358

Airlines (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        172,500  Southwest Airlines Co.                                                                                2,456,400

Automotive (1.3%)
--------------------------------------------------------------------------------------------------------------------------------
        200,100  Autoliv, Inc.                                                                                         9,534,765
        111,000  BorgWarner, Inc.                                                                                      5,403,480
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      14,938,245

Banking (3.9%)
--------------------------------------------------------------------------------------------------------------------------------
        446,400  Commerce Bancorp, Inc.                                                                               14,494,608
         67,167  Compass Bancshares, Inc.                                                                              3,049,382
        148,288  Investors Financial Services Corp.                                                                    7,252,766
         71,100  Pacific Capital Bancorp.                                                                              2,117,358
        184,300  TCF Financial Corp.                                                                                   5,003,745
        103,100  Texas Regional Bancshares, Inc.                                                                       3,104,341
        273,900  U.S. Bancorp                                                                                          7,893,798
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      42,915,998

Basic Materials (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         42,800  Vulcan Materials Co.                                                                                  2,432,324

Biotechnology (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
        134,900  Amgen, Inc. (NON)                                                                                     7,852,529
        154,300  Amylin Pharmaceuticals, Inc. (NON)                                                                    2,698,707
        213,508  Celgene Corp. (NON)                                                                                   7,269,947
        137,300  Connetics Corp. (NON)                                                                                 3,472,317
         54,200  Genzyme Corp. (NON)                                                                                   3,102,408
        190,700  Medicines Co. (NON)                                                                                   4,321,262
         65,500  Neurocrine Biosciences, Inc. (NON)                                                                    2,492,930
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      31,210,100

Building Materials (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        126,000  Masco Corp.                                                                                           4,368,420

Cable Television (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        145,700  Comcast Corp. Class A (Special) (NON)                                                                 4,866,380

Chemicals (0.3%)
--------------------------------------------------------------------------------------------------------------------------------
         42,400  PPG Industries, Inc.                                                                                  3,032,448

Coal (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        208,400  CONSOL Energy, Inc.                                                                                   9,798,968

Commercial and Consumer Services (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         38,100  Arbitron, Inc.                                                                                        1,634,490
         96,700  eBay, Inc. (NON)                                                                                      3,603,042
        251,600  Sotheby's Holdings, Inc. Class A (NON)                                                                4,267,136
        193,500  Yahoo!, Inc. (NON)                                                                                    6,559,650
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,064,318

Communications Equipment (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
        358,400  Aspect Communications Corp. (NON)                                                                     3,730,944
        526,200  Cisco Systems, Inc. (NON)                                                                             9,413,718
        235,463  Comverse Technology, Inc. (NON)                                                                       5,938,377
        169,300  Harris Corp.                                                                                          5,527,645
         64,800  Qualcomm, Inc.                                                                                        2,374,920
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      26,985,604

Computers (3.9%)
--------------------------------------------------------------------------------------------------------------------------------
         73,100  Apple Computer, Inc. (NON)                                                                            3,046,077
        102,300  Avid Technology, Inc. (NON)                                                                           5,536,476
        215,400  Catapult Communications Corp. (NON)                                                                   4,598,790
        221,500  Dell, Inc. (NON)                                                                                      8,510,030
        282,200  EMC Corp. (NON)                                                                                       3,476,704
         38,500  IBM Corp.                                                                                             3,518,130
         39,300  Lexmark International, Inc. (NON)                                                                     3,142,821
         99,448  Logitech International SA ADR (Switzerland) (NON)                                                     6,054,394
        168,400  NCR Corp. (NON)                                                                                       5,681,816
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      43,565,238

Conglomerates (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         59,300  Danaher Corp.                                                                                         3,167,213
          7,300  Harsco Corp.                                                                                            435,696
        165,200  Tyco International, Ltd. (Bermuda)                                                                    5,583,760
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,186,669

Consumer Finance (2.1%)
--------------------------------------------------------------------------------------------------------------------------------
        108,700  Capital One Financial Corp.                                                                           8,127,499
        244,600  Countrywide Financial Corp.                                                                           7,939,716
        395,500  Providian Financial Corp. (NON)                                                                       6,786,780
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      22,853,995

Consumer Goods (1.6%)
--------------------------------------------------------------------------------------------------------------------------------
         73,100  Avon Products, Inc.                                                                                   3,138,914
        126,300  Blyth Industries, Inc.                                                                                4,021,392
         91,000  Energizer Holdings, Inc. (NON)                                                                        5,441,800
         56,600  Estee Lauder Cos., Inc. (The) Class A                                                                 2,545,868
         58,600  Procter & Gamble Co. (The)                                                                            3,105,800
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      18,253,774

Consumer Services (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        167,700  Alliance Data Systems Corp. (NON)                                                                     6,775,080
        273,100  Valueclick, Inc. (NON)                                                                                2,897,591
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,672,671

Containers (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        194,900  Pactiv Corp. (NON)                                                                                    4,550,915

Distributors (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        320,700  Hughes Supply, Inc.                                                                                   9,540,825

Electric Utilities (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         47,600  PG&E Corp.                                                                                            1,623,160

Electrical Equipment (0.7%)
--------------------------------------------------------------------------------------------------------------------------------
        259,100  WESCO International, Inc. (NON)                                                                       7,254,800

Electronics (4.5%)
--------------------------------------------------------------------------------------------------------------------------------
      1,270,600  Atmel Corp. (NON)                                                                                     3,748,270
        218,000  Freescale Semiconductor, Inc. Class A (NON)                                                           3,695,100
        145,800  Freescale Semiconductor, Inc. Class B (NON)                                                           2,515,050
        329,100  Intel Corp.                                                                                           7,644,993
        573,500  MEMC Electronic Materials, Inc. (NON)                                                                 7,713,575
        155,800  Motorola, Inc.                                                                                        2,332,326
        244,800  Omnivision Technologies, Inc. (NON)                                                                   3,708,720
        272,900  PerkinElmer, Inc.                                                                                     5,629,927
        197,800  QLogic Corp. (NON)                                                                                    8,010,900
        761,800  Skyworks Solutions, Inc. (NON)                                                                        4,837,430
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      49,836,291

Energy (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
        131,700  Cooper Cameron Corp. (NON)                                                                            7,534,557
        311,300  Pride International, Inc. (NON)                                                                       7,732,692
        175,300  Rowan Cos., Inc.                                                                                      5,246,729
        141,600  Unit Corp. (NON)                                                                                      6,396,072
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      26,910,050

Entertainment (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
         69,600  Royal Caribbean Cruises, Ltd. (Liberia)                                                               3,110,424
        155,600  Speedway Motorsports, Inc.                                                                            5,554,920
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       8,665,344

Financial (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
         38,700  Chicago Mercantile Exchange                                                                           7,508,961
        110,900  Citigroup, Inc.                                                                                       4,983,846
        146,700  Fannie Mae                                                                                            7,987,815
         83,100  Freddie Mac                                                                                           5,251,920
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25,732,542

Food (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        106,900  7-Eleven, Inc. (NON)                                                                                  2,567,738

Forest Products and Packaging (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        334,600  Crown Holdings, Inc. (NON)                                                                            5,206,376

Gaming & Lottery (1.4%)
--------------------------------------------------------------------------------------------------------------------------------
         67,200  Ameristar Casinos, Inc.                                                                               3,674,496
        481,300  GTECH Holdings Corp.                                                                                 11,324,989
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      14,999,485

Health Care Services (5.3%)
--------------------------------------------------------------------------------------------------------------------------------
        115,600  Cardinal Health, Inc.                                                                                 6,450,480
        148,200  Coventry Health Care, Inc. (NON)                                                                     10,098,348
         46,000  Express Scripts, Inc. (NON)                                                                           4,010,740
         57,800  HCA, Inc.                                                                                             3,096,346
         75,100  Humana, Inc. (NON)                                                                                    2,398,694
         25,200  Laboratory Corp. of America Holdings (NON)                                                            1,214,640
         83,500  LifePoint Hospitals, Inc. (NON)                                                                       3,660,640
        149,000  Lincare Holdings, Inc. (NON)                                                                          6,590,270
        128,900  Pediatrix Medical Group, Inc. (NON)                                                                   8,841,251
         92,300  Province Healthcare Co. (NON)                                                                         2,223,507
         86,600  Sierra Health Services, Inc. (NON)                                                                    5,528,544
         46,600  UnitedHealth Group, Inc.                                                                              4,444,708
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      58,558,168

Homebuilding (2.8%)
--------------------------------------------------------------------------------------------------------------------------------
         93,800  Hovnanian Enterprises, Inc. Class A (NON)                                                             4,783,800
         97,300  Lennar Corp.                                                                                          5,514,964
         15,200  NVR, Inc. (NON)                                                                                      11,932,000
        148,400  Ryland Group, Inc. (The)                                                                              9,203,768
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      31,434,532

Insurance (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
         63,300  ACE, Ltd. (Cayman Islands)                                                                            2,612,391
        230,300  American International Group, Inc.                                                                   12,760,923
         35,400  Everest Re Group, Ltd. (Bermuda)                                                                      3,012,894
        136,200  W.R. Berkley Corp.                                                                                    6,755,520
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25,141,728

Investment Banking/Brokerage (2.5%)
--------------------------------------------------------------------------------------------------------------------------------
        234,300  Ameritrade Holding Corp. Class A (NON)                                                                2,392,203
        151,000  Calamos Asset Management, Inc. Class A                                                                4,064,920
        365,700  E*Trade Group, Inc. (NON)                                                                             4,388,400
        239,200  Eaton Vance Corp.                                                                                     5,606,848
         41,400  Goldman Sachs Group, Inc. (The)                                                                       4,553,586
         74,700  Lehman Brothers Holdings, Inc.                                                                        7,033,752
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                                                                                                                      28,039,709

Leisure (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
         38,800  Brunswick Corp.                                                                                       1,821,947
         84,400  Harley-Davidson, Inc.                                                                                 4,874,944
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,696,891

Lodging/Tourism (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
        212,300  Cendant Corp.                                                                                         4,360,642

Machinery (1.7%)
--------------------------------------------------------------------------------------------------------------------------------
        161,000  Briggs & Stratton Corp.                                                                               5,862,010
         50,300  Parker-Hannifin Corp.                                                                                 3,064,276
         91,800  Terex Corp. (NON)                                                                                     3,974,940
        197,500  Timken Co.                                                                                            5,399,650
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      18,300,876

Manufacturing (0.8%)
--------------------------------------------------------------------------------------------------------------------------------
        269,000  Maverick Tube Corp. (NON)                                                                             8,745,190

Medical Technology (5.2%)
--------------------------------------------------------------------------------------------------------------------------------
        107,700  Bausch & Lomb, Inc.                                                                                   7,894,410
         39,700  Beckman Coulter, Inc.                                                                                 2,638,065
         46,000  Becton, Dickinson and Co.                                                                             2,687,320
        107,100  C.R. Bard, Inc.                                                                                       7,291,368
         28,300  Charles River Laboratories International, Inc. (NON)                                                  1,331,232
         69,500  Dade Behring Holdings, Inc. (NON)                                                                     4,095,635
        102,900  DENTSPLY International, Inc.                                                                          5,598,789
         67,600  Diagnostic Products Corp.                                                                             3,265,080
         28,650  Edwards Lifesciences Corp. (NON)                                                                      1,238,253
         62,160  Kinetic Concepts, Inc. (NON)                                                                          3,707,844
        140,800  Mentor Corp.                                                                                          4,519,680
        105,000  Respironics, Inc. (NON)                                                                               6,118,350
         64,200  St. Jude Medical, Inc. (NON)                                                                          2,311,200
        143,100  Varian Medical Systems, Inc. (NON)                                                                    4,905,468
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      57,602,694

Metal Fabricators (0.5%)
--------------------------------------------------------------------------------------------------------------------------------
        191,400  Mueller Industries, Inc.                                                                              5,387,910

Metals (1.2%)
--------------------------------------------------------------------------------------------------------------------------------
         79,800  Alcoa, Inc.                                                                                           2,425,122
        152,600  Steel Dynamics, Inc.                                                                                  5,257,070
        278,400  Worthington Industries , Inc.                                                                         5,367,552
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                                                                                                                      13,049,744

Office Equipment & Supplies (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
         47,086  Global Imaging Systems, Inc. (NON)                                                                    1,669,670

Oil & Gas (4.6%)
--------------------------------------------------------------------------------------------------------------------------------
         65,200  Amerada Hess Corp.                                                                                    6,272,892
         91,500  Devon Energy Corp.                                                                                    4,369,125
        279,800  ExxonMobil Corp.                                                                                     16,676,080
        146,600  Marathon Oil Corp.                                                                                    6,878,472
         88,100  Newfield Exploration Co. (NON)                                                                        6,542,306
        126,200  Noble Energy, Inc.                                                                                    8,584,124
          5,700  Oil States International, Inc. (NON)                                                                    116,717
         25,500  Valero Energy Corp.                                                                                   1,868,385
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                                                                                                                      51,308,101

Pharmaceuticals (5.2%)
--------------------------------------------------------------------------------------------------------------------------------
        115,900  Barr Pharmaceuticals, Inc. (NON)                                                                      5,659,397
        123,900  Cephalon, Inc. (NON)                                                                                  5,802,237
        254,200  IVAX Corp. (NON)                                                                                      5,025,534
        257,000  Johnson & Johnson                                                                                    17,260,120
        176,200  Par Pharmaceutical Cos., Inc. (NON)                                                                   5,892,128
        431,800  Pfizer, Inc.                                                                                         11,343,386
        148,448  Salix Pharmaceuticals, Ltd. (NON)                                                                     2,447,908
         49,100  Teva Pharmaceutical Industries, Ltd. ADR (Israel)                                                     1,522,100
         62,900  Wyeth                                                                                                 2,653,122
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      57,605,932

Photography/Imaging (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        165,100  Xerox Corp. (NON)                                                                                     2,501,265

Power Producers (0.2%)
--------------------------------------------------------------------------------------------------------------------------------
        107,400  AES Corp. (The) (NON)                                                                                 1,759,212

Railroads (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         34,200  Norfolk Southern Corp.                                                                                1,267,110

Restaurants (1.9%)
--------------------------------------------------------------------------------------------------------------------------------
        156,400  CEC Entertainment, Inc. (NON)                                                                         5,724,240
         53,700  Jack in the Box, Inc. (NON)                                                                           1,992,270
        237,700  McDonald's Corp.                                                                                      7,401,978
        132,000  O'Charleys, Inc. (NON)                                                                                2,869,680
         12,300  Red Robin Gourmet Burgers, Inc. (NON)                                                                   624,470
         40,500  Yum! Brands, Inc.                                                                                     2,098,305
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      20,710,943

Retail (7.1%)
--------------------------------------------------------------------------------------------------------------------------------
        139,100  Abercrombie & Fitch Co. Class A                                                                       7,962,084
        123,800  Advance Auto Parts, Inc. (NON)                                                                        6,245,710
        114,600  Aeropostale, Inc. (NON)                                                                               3,753,150
         36,900  AutoZone, Inc. (NON)                                                                                  3,162,330
         85,900  Best Buy Co., Inc.                                                                                    4,639,459
         41,800  BJ's Wholesale Club, Inc. (NON)                                                                       1,298,379
        268,900  Claire's Stores, Inc.                                                                                 6,195,456
         58,600  Home Depot, Inc. (The)                                                                                2,240,864
         84,000  Lowe's Cos., Inc.                                                                                     4,795,560
        253,900  Michaels Stores, Inc.                                                                                 9,216,570
         95,900  Office Depot, Inc. (NON)                                                                              2,127,062
        302,900  Pacific Sunwear of California, Inc. (NON)                                                             8,475,142
         45,600  PETCO Animal Supplies, Inc. (NON)                                                                     1,678,536
        237,300  Ross Stores, Inc.                                                                                     6,914,922
         87,800  Staples, Inc.                                                                                         2,759,554
         15,000  Supervalu, Inc.                                                                                         500,250
         88,400  Timberland Co. (The) Class A (NON)                                                                    6,270,212
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      78,235,240

Schools (1.8%)
--------------------------------------------------------------------------------------------------------------------------------
         48,300  Apollo Group, Inc. Class A (NON)                                                                      3,577,098
        260,900  Career Education Corp. (NON)                                                                          8,938,434
        257,600  Education Management Corp. (NON)                                                                      7,199,920
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      19,715,452

Semiconductor (0.6%)
--------------------------------------------------------------------------------------------------------------------------------
        229,900  Lam Research Corp. (NON)                                                                              6,634,914
             55  NeoPhotonics Corp. (acquired 10/05/04, cost $49) (Private) (RES)(NON)(F)                                      1
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       6,634,915

Shipping (1.5%)
--------------------------------------------------------------------------------------------------------------------------------
         82,400  Arkansas Best Corp.                                                                                   3,113,072
        280,255  Heartland Express, Inc.                                                                               5,366,883
        192,900  J. B. Hunt Transport Services, Inc.                                                                   8,443,233
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,923,188

Software (6.5%)
--------------------------------------------------------------------------------------------------------------------------------
         44,400  Adobe Systems, Inc.                                                                                   2,982,348
        285,349  Amdocs, Ltd. (Guernsey) (NON)                                                                         8,103,912
        122,700  Autodesk, Inc.                                                                                        3,651,552
        390,900  Citrix Systems, Inc. (NON)                                                                            9,311,238
        128,000  Cognos, Inc. (Canada) (NON)                                                                           5,368,320
        188,600  FileNET Corp. (NON)                                                                                   4,296,308
        102,600  Hyperion Solutions Corp. (NON)                                                                        4,525,686
        107,300  Kronos, Inc. (NON)                                                                                    5,484,103
         14,520  Mercury Interactive Corp. (NON)                                                                         687,958
        453,700  Microsoft Corp. (SEG)                                                                                10,965,929
        528,100  Oracle Corp. (NON)                                                                                    6,590,688
         51,800  Progress Software Corp. (NON)                                                                         1,358,196
        150,100  Symantec Corp. (NON)                                                                                  3,201,633
        310,200  Synopsys, Inc. (NON)                                                                                  5,614,620
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      72,142,491

Technology (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
          5,783  MarketSoft Software Corp. (acquired 8/12/04, cost $329) (Private)
                 (RES)(NON)(F)                                                                                                 6
      1,080,700  ON Semiconductor Corp. (NON)                                                                          4,268,765
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,268,771

Technology Services (2.3%)
--------------------------------------------------------------------------------------------------------------------------------
        206,900  Acxiom Corp.                                                                                          4,330,417
        186,300  Equifax, Inc.                                                                                         5,717,547
        112,500  Fair Isaac Corp.                                                                                      3,874,500
         21,700  Infospace, Inc. (NON)                                                                                   884,433
        335,300  Ingram Micro, Inc. Class A (NON)                                                                      5,589,451
        307,200  RSA Security, Inc. (NON)                                                                              4,869,120
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      25,265,468

Telecommunications (0.9%)
--------------------------------------------------------------------------------------------------------------------------------
        123,000  Nextel Communications, Inc. Class A (NON)                                                             3,495,660
        568,700  Premiere Global Services, Inc. (NON)                                                                  6,437,684
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       9,933,344

Telephone (0.4%)
--------------------------------------------------------------------------------------------------------------------------------
         49,700  Telephone and Data Systems, Inc.                                                                      4,055,520

Tobacco (1.1%)
--------------------------------------------------------------------------------------------------------------------------------
        186,300  Altria Group, Inc.                                                                                   12,182,157

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------------
         14,520  UTI Worldwide, Inc.                                                                                   1,008,414

Waste Management (--%)
--------------------------------------------------------------------------------------------------------------------------------
             50  Waste Connections, Inc. (NON)                                                                             1,738
--------------------------------------------------------------------------------------------------------------------------------
                 Total Common stocks  (cost $1,022,839,703)                                                       $1,076,327,451
--------------------------------------------------------------------------------------------------------------------------------

Convertible preferred stocks (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Number of shares                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
         97,860  Asymptote Ser. D, zero % cv. pfd. (acquired 9/19/00, cost $1,276,083)
                 (Private) (RES)(NON)(F)                                                                                 $20,061
         33,711  Bowstreet Inc. Series A1 cv pfd. (acquired 11/23/04, cost $20,621)
                 (Private)(RES)(NON)(F)                                                                                   20,621
         65,033  Bowstreet Inc. Series A2 cv pfd. (acquired 10/25/00, cost $1,500,000)
                 (Private) (RES)(NON)(F)                                                                                  38,746
        399,234  CommVault Systems zero % cv. pfd. (acquired various dates from 1/30/02
                 through 9/4/03, cost $1,250,002) (Private) (RES)(NON)(F)                                              1,437,242
        170,455  Hyperchip, Inc. Ser. C, 8.00% cv. pfd. (acquired 9/5/00, cost $150,000)
                 (Private) (RES)(NON)(F)                                                                                      17
        182,257  MarketSoft Software Corp. Ser. D, zero % cv. pfd. (acquired various dates
                 from 12/7/00 through 8/18/04, cost $1,109,670) (Private) (RES)(NON)(F)                                  152,367
        122,060  Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired 7/27/00, cost $528,166)
                 (Private) (RES)(NON)(F)                                                                                  36,618
--------------------------------------------------------------------------------------------------------------------------------
                 Total Convertible preferred stocks  (cost $5,834,542)                                                $1,705,672
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (3.3%) (cost $36,512,292) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $36,512,292  Putnam Prime Money Market (e)                                                                       $36,512,292
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,065,186,537) (b)                                                      $1,114,545,415
================================================================================================================================



Putnam Discovery Growth Fund
Futures contracts outstanding at March 31, 2005
(Unaudited)
                                                           Number of                              Expiration          Unrealized
                                                           Contracts               Value                date        appreciation
--------------------------------------------------------------------------------------------------------------------------------
S&P 500  Index (Long)                                             14             $4,143,650          Jun-05               $3,097
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $3,097
================================================================================================================================



Putnam Discovery Growth Fund
Written options outstanding at March 31, 2005 (Unaudited)
(premiums received $70,606)

Contract                                                                                    Expiration date/
amount                                                                                          strike price               Value
--------------------------------------------------------------------------------------------------------------------------------
29,529                                                          Amdocs Ltd. (Call)             Apr. 05/30.77             $16,174
10,160                                                          Lennar Corp (Put)              Apr. 05/52.19               5,673
19,196                                                          Rowan Companies (Call)         Apr. 05/33.11               2,004
35,405                                                          RSA Security (Call)            Apr. 05/17.82               2,489
14,292                                                          Ryland Group (Call)            Apr. 05/69.96               5,242
77,543                                                          Skyworks Solutions (Put)         May 05/5.67              10,582
14,493                                                          Steel Dynamics (Put)           Apr. 05/36.44              42,474
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $84,638
================================================================================================================================



Putnam Discovery Growth Fund  - Fund  377
Total return swap contracts outstanding at March 31, 2005
(Unaudited)

                                                                                Notional         Termination          Unrealized
                                                                                  amount                date        appreciation
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Citigroup Global Markets, Ltd. dated
March 30, 2005 to receive (pay) monthly the notional amount
multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                             $2,140,173           3/30/06               $53,176

Agreement with Citigroup Global Markets, Ltd. dated
March 29, 2005 to receive (pay) monthly the notional amount
multiplied by the total rate of return of the Commerce Bancorp
Inc. NJ and pay semi-annually the notional amount multiplied by
the six month USD-LIBOR-BBA plus 25 basis points.                              5,316,244           3/29/06               211,773
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $264,949
================================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $1,107,896,545.

(b) The aggregate identified cost on a tax basis is $1,069,663,694, resulting in gross unrealized appreciation and depreciation of $91,877,035 and $42,518,157, respectively, or net unrealized appreciation of $49,358,878.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2005 was $1,705,679 or 0.2% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2005.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $96,587 for the period ended March 31, 2005. During the period ended, March 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $114,032,716 and $106,079,688, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: May 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: May 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: May 27, 2005